United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Six months ended 06/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2017
Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	94.3%
Foreign Government Debt Securities	2.3%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	2.6%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.3%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$94,822
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	105,082
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	90,895
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	338,404
50,000	[1,2]	Sherwin-Williams Co., Sr. Unsecd. Note, Series 144A, 3.30%, 2/1/2025	49,843
75,000	[1,2]	Sherwin-Williams Co., Sr. Unsecd. Note, Series 144A, 4.40%, 2/1/2045	74,974
		TOTAL	754,020
		Basic Industry - Metals & Mining—2.1%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	240,075
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,764
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	156,785
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	136,643
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	251,875
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	289,659
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	237,933
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	288,853
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	108,788
		TOTAL	1,751,375
		Basic Industry - Paper—1.2%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	144,675
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	303,644
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	152,473
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	149,150
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	110,991
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	138,048
		TOTAL	998,981
		Capital Goods - Aerospace & Defense—2.2%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	158,062
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	239,750
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	377,100
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	105,880
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	174,441
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	373,738
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.9167%, 2/15/2042	117,640
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	308,689
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	53,174
		TOTAL	1,908,474
		Capital Goods - Building Materials—0.5%
170,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	171,719
198,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	223,719
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,504
		TOTAL	399,942
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	131,807
		Capital Goods - Diversified Manufacturing—1.1%
140,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	139,971
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	$61,889
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	266,142
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,057
240,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	237,131
80,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	79,831
110,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	114,487
		TOTAL	973,508
		Capital Goods - Packaging—0.9%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	183,840
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	68,270
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	85,941
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	125,806
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,504
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	264,243
		TOTAL	769,604
		Communications - Cable & Satellite—2.3%
190,000		CCO Safari II LLC, 6.484%, 10/23/2045	229,129
380,000	[1,2]	CCO Safari II LLC, Sec. Fac. Bond, Series 144A, 5.375%, 5/1/2047	404,078
165,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	162,356
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	320,211
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	323,881
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	463,530
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	55,018
		TOTAL	1,958,203
		Communications - Media & Entertainment—6.4%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	127,185
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	205,364
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	314,126
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	231,008
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	463,001
200,000		CBS Corp., 3.70%, 8/15/2024	205,554
200,000		CBS Corp., 4.90%, 8/15/2044	211,118
370,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	392,908
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	296,388
250,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	242,050
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,287
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	73,476
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	318,661
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	205,432
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	194,252
100,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	104,886
230,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	247,716
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	527,835
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	580,489
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	299,688
		TOTAL	5,441,424
		Communications - Telecom Wireless—1.6%
100,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	105,020
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	221,316
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	$425,650
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	283,370
330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	336,541
		TOTAL	1,371,897
		Communications - Telecom Wirelines—6.7%
1,290,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,284,945
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	432,811
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	287,370
225,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	247,515
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	195,404
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	52,752
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	348,993
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	316,256
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	342,713
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,668,185
534,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	542,202
		TOTAL	5,719,146
		Consumer Cyclical - Automotive—2.2%
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	436,508
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	204,021
470,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	494,267
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	201,095
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	448,593
110,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	131,071
		TOTAL	1,915,555
		Consumer Cyclical - Lodging—0.6%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	272,812
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	240,730
		TOTAL	513,542
		Consumer Cyclical - Retailers—2.6%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	106,259
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	85,148
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	135,884
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,030
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	52,079
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	599,274
70,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	71,834
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	327,788
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	360,521
325,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	330,104
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	112,667
		TOTAL	2,234,588
		Consumer Non-Cyclical - Food/Beverage—4.1%
125,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	119,968
290,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	280,895
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	206,465
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	206,452
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	321,244
150,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	157,135
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$248,667
175,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	167,759
330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	322,915
250,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	278,356
280,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	273,061
300,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	308,257
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	209,614
185,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	186,446
210,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 6/2/2047	222,316
		TOTAL	3,509,550
		Consumer Non-Cyclical - Health Care—1.3%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	122,259
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	52,370
55,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	55,994
300,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	310,257
260,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	269,165
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,609
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	243,608
		TOTAL	1,095,262
		Consumer Non-Cyclical - Pharmaceuticals—3.6%
400,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	409,154
400,000		Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	443,863
134,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	145,418
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	104,621
375,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	424,493
190,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	187,953
520,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	509,543
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	570,994
300,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	277,862
		TOTAL	3,073,901
		Consumer Non-Cyclical - Products—0.5%
400,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	431,128
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	380,219
		Consumer Non-Cyclical - Tobacco—0.9%
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	369,210
300,000		Reynolds American, Inc., Sr. Unsecd. Notes, 7.00%, 8/4/2041	378,127
		TOTAL	747,337
		Energy - Independent—3.3%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	391,366
180,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	201,512
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	598,006
140,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	141,062
400,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	421,048
550,000		Hess Corp., Sr. Unsecd. Note, 3.50%, 7/15/2024	535,988
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	488,923
		TOTAL	2,777,905
		Energy - Integrated—2.5%
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	253,489
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	$112,468
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	548,900
1,140,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	1,224,930
		TOTAL	2,139,787
		Energy - Midstream—6.2%
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	106,631
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	119,557
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	634,044
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.30%, 4/15/2047	248,581
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	274,255
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	260,417
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	532,741
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,324
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	352,957
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	787,085
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	397,153
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	258,020
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	289,984
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	196,425
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	800,003
		TOTAL	5,301,177
		Energy - Oil Field Services—0.7%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,000
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	95,480
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	189,000
11,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	9,955
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	129,000
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	129,525
		TOTAL	587,960
		Energy - Refining—1.7%
300,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	318,470
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	173,987
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	204,594
350,000		Valero Energy Corp., 9.375%, 3/15/2019	391,843
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	102,145
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	261,804
		TOTAL	1,452,843
		Financial Institution - Banking—13.0%
210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	214,537
1,600,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,614,046
350,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	338,987
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	600,596
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	202,869
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	814,793
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	252,423
520,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	525,293
180,000		Citigroup, Inc., 4.125%, 7/25/2028	183,148
250,000		Citigroup, Inc., 5.50%, 9/13/2025	278,494
400,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	400,466
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	$475,776
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	354,664
400,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	407,031
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	755,953
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	188,015
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	155,887
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	260,937
200,000		Comerica, Inc., 3.80%, 7/22/2026	202,653
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	252,078
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,573
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	158,608
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	298,795
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	446,056
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,730
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	490,245
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	182,907
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	419,499
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	195,865
150,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	152,402
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	52,349
		TOTAL	11,120,675
		Financial Institution - Broker/Asset Mgr/Exchange—1.6%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	209,319
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	196,226
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	79,735
350,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	398,852
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	305,911
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	207,263
		TOTAL	1,397,306
		Financial Institution - Finance Companies—1.3%
200,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	205,452
300,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	312,642
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	339,175
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	200,752
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	76,084
		TOTAL	1,134,105
		Financial Institution - Insurance - Life—1.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	105,938
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	269,640
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	96,809
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	148,376
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	219,498
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	166,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	66,478
250,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	246,860
		TOTAL	1,320,349
		Financial Institution - Insurance - P&C—2.0%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	550,993
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	55,908
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	$133,335
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	155,116
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,261
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	340,327
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	58,583
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	326,949
		TOTAL	1,686,472
		Financial Institution - REIT - Apartment—0.9%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	165,875
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	153,987
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	101,765
70,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	74,853
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	256,369
		TOTAL	752,849
		Financial Institution - REIT - Healthcare—0.8%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	107,551
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	408,546
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	203,098
		TOTAL	719,195
		Financial Institution - REIT - Office—0.4%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	103,439
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	91,851
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	101,913
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,176
		TOTAL	361,379
		Financial Institution - REIT - Other—0.9%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	423,373
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	312,878
		TOTAL	736,251
		Financial Institution - REIT - Retail—1.0%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	129,441
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	81,639
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	290,671
200,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	187,812
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,970
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	120,459
		TOTAL	855,992
		Technology—4.9%
67,000		BMC Software, Inc., 7.25%, 6/1/2018	69,680
90,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	92,178
390,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	401,311
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	63,303
840,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	926,934
190,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	188,853
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	364,091
110,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	117,039
550,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	567,485
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	72,043
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	101,912
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	$473,113
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	357,410
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	87,245
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	232,086
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	78,128
		TOTAL	4,192,811
		Transportation - Airlines—0.1%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	96,553
		Transportation - Railroads—0.8%
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	216,009
100,000		Canadian Pacific Railway, 7.125%, 10/15/2031	136,782
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	306,377
		TOTAL	659,168
		Transportation - Services—0.9%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	376,547
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	411,244
		TOTAL	787,791
		Utility - Diversified—0.4%
300,000	[1,2]	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	298,107
		Utility - Electric—6.0%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	135,209
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	81,830
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	96,825
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	278,108
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	270,621
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	228,418
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	310,050
390,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	413,800
200,000	[1,2]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	206,916
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	103,665
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	251,635
390,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	377,136
8,647	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	8,647
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	244,001
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.25%, 4/20/2046	305,838
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	203,492
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	103,692
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	251,155
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	210,773
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	215,971
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	32,490
200,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	195,676
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	85,074
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	266,136
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	206,602
		TOTAL	5,083,760
		Utility - Natural Gas—1.0%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	84,175
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	199,964
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	$95,719
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	205,155
250,000	[1,2]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	266,008
		TOTAL	851,021
		TOTAL CORPORATE BONDS (IDENTIFIED COST $76,961,063)	80,392,919
		FOREIGN GOVERNMENTS/AGENCIES—2.3%
		Sovereign—2.3%
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	904,400
200,000		Mexico, Government of, 4.75%, 3/8/2044	200,200
206,000		Mexico, Government of, 6.75%, 9/27/2034	262,809
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	303,600
190,000		Peru, Government of, 6.55%, 3/14/2037	249,755
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,800,151)	1,920,764
		REPURCHASE AGREEMENT—2.6%
		Finance - Banking—2.6%
2,213,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (AT COST)	2,213,000
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $80,974,214)[3]	84,526,683
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	710,632
		TOTAL NET ASSETS—100%	$85,237,315
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes 5-Year Long Futures	35	$4,124,258	September 2017	$(8,282)
5U.S. Treasury Notes 10-Year Short Futures	105	$13,180,781	September 2017	$38,241
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$29,959
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $11,467,899, which represented 13.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $11,467,899, which represented 13.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$80,392,919	$—	$80,392,919
Foreign Governments/Agencies	—	1,920,764	—	1,920,764
Repurchase Agreements	—	2,213,000	—	2,213,000
TOTAL SECURITIES	$—	$84,526,683	$—	$84,526,683
Other Financial Instruments[1]
Assets	38,241	—	—	38,241
Liabilities	(8,282)	—	—	(8,282)
TOTAL OTHER FINANCIAL INSTRUMENTS	$29,959	$—	$—	$29,959
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.71	$10.29	$11.05	$10.70	$11.41	$10.73
Income From Investment Operations:
Net investment income	0.23	0.46	0.47	0.49	0.50	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.42	(0.76)	0.37	(0.62)	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.88	(0.29)	0.86	(0.12)	1.27
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.47)	(0.49)	(0.50)	(0.54)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	(0.09)	(0.05)
TOTAL DISTRIBUTIONS	(0.23)	(0.46)	(0.47)	(0.51)	(0.59)	(0.59)
Net Asset Value, End of Period	$10.99	$10.71	$10.29	$11.05	$10.70	$11.41
Total Return[1]	4.77%	8.61%	(2.71)%	8.08%	(1.02)%	12.03%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.21%[3]	4.28%	4.39%	4.39%	4.57%	4.81%
Expense waiver/reimbursement[4]	0.32%[3]	0.33%	0.34%	0.37%	0.41%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,237	$78,255	$72,610	$67,937	$49,635	$50,650
Portfolio turnover	9%	25%	26%	11%	31%	30%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including (identified cost $80,974,214)		$84,526,683
Cash		260
Restricted cash (Note 2)		102,375
Income receivable		928,542
Receivable for shares sold		17,715
Receivable for daily variation margin on futures contracts		39,298
TOTAL ASSETS		85,614,873
Liabilities:
Payable for shares redeemed	$29,934
Income distribution payable	285,164
Payable to adviser (Note 5)	1,785
Payable for administrative fees (Note 5)	184
Payable for portfolio accounting fees	53,418
Accrued expenses (Note 5)	7,073
TOTAL LIABILITIES		377,558
Net assets for 7,752,373 shares outstanding		$85,237,315
Net Assets Consist of:
Paid-in capital		$82,183,964
Net unrealized appreciation of investments and futures contracts		3,582,428
Accumulated net realized loss on investments and futures contracts		(540,312)
Undistributed net investment income		11,235
TOTAL NET ASSETS		$85,237,315
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$85,237,315 ÷ 7,752,373 shares outstanding, no par value, unlimited shares authorized		$10.99
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest		$1,698,497
Expenses:
Administrative fee (Note 5)	$31,698
Custodian fees	3,863
Transfer agent fee	4,239
Directors'/Trustees' fees (Note 5)	986
Auditing fees	14,580
Legal fees	3,352
Portfolio accounting fees	39,340
Share registration costs	10,238
Printing and postage	8,237
Miscellaneous (Note 5)	11,035
TOTAL EXPENSES	127,568
Reimbursement of other operating expenses (Note 5)	$(127,563)
Net expenses		5
Net investment income		1,698,492
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		200,974
Net realized loss on futures contracts		(152,393)
Net change in unrealized appreciation of investments		2,067,048
Net change in unrealized appreciation of futures contracts		8,187
Net realized and unrealized gain on investments and futures contracts		2,123,816
Change in net assets resulting from operations		$3,822,308
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,698,492	$3,320,333
Net realized gain on investments and futures contracts	48,581	321,739
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,075,235	2,686,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,822,308	6,328,937
Distributions to Shareholders:
Distributions from net investment income	(1,696,682)	(3,319,859)
Share Transactions:
Proceeds from sale of shares	9,912,638	11,616,324
Net asset value of shares issued to shareholders in payment of distributions declared	20,759	27,765
Cost of shares redeemed	(5,076,988)	(9,007,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,856,409	2,636,260
Change in net assets	6,982,035	5,645,338
Net Assets:
Beginning of period	78,255,280	72,609,942
End of period (including undistributed net investment income of $11,235 and $9,425, respectively)	$85,237,315	$78,255,280
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $127,563 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the six-month period was $6,653,438 and $13,131,563, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$29,959*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(152,393)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$8,187
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	912,129	1,081,151
Shares issued to shareholders in payment of distributions declared	1,907	2,562
Shares redeemed	(467,913)	(833,479)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	446,123	250,234
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $80,974,214. The net unrealized appreciation of investments for federal tax purposes was $3,552,469. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,975,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $422,880.
At December 31, 2016, the Fund had a capital loss carryforward of $567,119 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$567,119	$—	$567,119
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2017, the Adviser reimbursed $127,563 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$12,119,908
Sales	$7,257,921
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,047.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Corporate Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense
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structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017 the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.2%
Health Care	10.1%
Cable Satellite	7.5%
Packaging	6.3%
Media Entertainment	6.0%
Midstream	5.8%
Independent Energy	5.7%
Wireless Communications	4.6%
Gaming	3.6%
Pharmaceuticals	3.6%
Automotive	3.0%
Metals & Mining	2.5%
Other[3]	26.5%
Cash Equivalents[4]	3.8%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI) Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2017 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.1%
6,487,162	[1]	High Yield Bond Portfolio (IDENTIFIED COST $42,675,747)	$41,842,197
		REPURCHASE AGREEMENT—0.8%
$331,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (IDENTIFIED COST $331,000)	331,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $43,006,747)[2]	42,173,197
		OTHER ASSETS AND LIABILITIES-NET—0.1%[3]	36,170
		TOTAL NET ASSETS—100%	$42,209,367
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2017, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $41,842,197 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.15	$12.13	$13.35	$13.92	$14.05	$13.32
Income From Investment Operations:
Net investment income	0.40	0.83	0.86	0.93	1.06	1.22
Net realized and unrealized gain (loss) on investments	0.26	1.04	(1.06)	(0.44)	0.00[1]	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.66	1.87	(0.20)	0.49	1.06	1.98
Less Distributions:
Distributions from net investment income	(0.40)	(0.83)	(0.87)	(0.92)	(1.06)	(1.22)
Distributions from net realized gain on investments	(0.00)[1]	(0.02)	(0.15)	(0.14)	(0.13)	(0.03)
TOTAL DISTRIBUTIONS	(0.40)	(0.85)	(1.02)	(1.06)	(1.19)	(1.25)
Net Asset Value, End of Period	$13.41	$13.15	$12.13	$13.35	$13.92	$14.05
Total Return[2]	5.12%	15.85%	(1.76)%	3.52%	7.83%	15.44%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.10%[4]	6.52%	6.57%	6.76%	7.41%	8.89%
Expense waiver/reimbursement[5]	0.40%[4]	0.46%	0.49%	0.61%	0.77%	2.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,209	$38,324	$35,258	$29,735	$22,695	$13,084
Portfolio turnover	5%	20%	25%	24%	20%	35%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $41,842,197 of investment in an affiliated holding (Note 5) (identified cost $43,006,747)		$42,173,197
Cash		792
Income receivable		204,163
Receivable for shares sold		293,478
TOTAL ASSETS		42,671,630
Liabilities:
Payable for investments purchased	$204,153
Payable for shares redeemed	22,431
Income distribution payable	191,377
Capital gain distribution payable	11,391
Payable to adviser (Note 5)	525
Payable for administrative fees (Note 5)	91
Payable for portfolio accounting fees	14,165
Accrued expenses (Note 5)	18,130
TOTAL LIABILITIES		462,263
Net assets for 3,147,253 shares outstanding		$42,209,367
Net Assets Consist of:
Paid-in capital		$43,002,108
Net unrealized depreciation of investments		(833,550)
Accumulated net realized gain on investments		40,235
Undistributed net investment income		574
TOTAL NET ASSETS		$42,209,367
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$42,209,367 ÷ 3,147,253 shares outstanding, no par value, unlimited shares authorized		$13.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)		$1,217,792
Interest		856
TOTAL INCOME		1,218,648
Expenses:
Administrative fee (Note 5)	$15,707
Custodian fees	1,881
Transfer agent fee	2,506
Directors'/Trustees' fees (Note 5)	815
Auditing fees	13,290
Legal fees	3,376
Portfolio accounting fees	21,302
Share registration costs	10,621
Printing and postage	8,373
Miscellaneous (Note 5)	2,541
TOTAL EXPENSES	80,412
Reimbursement of other operating expenses (Note 5)	(80,412)
Net expenses		—
Net investment income		1,218,648
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding (Note 5)		62,158
Net change in unrealized depreciation of investments		741,075
Net realized and unrealized gain on investments		803,233
Change in net assets resulting from operations		$2,021,881
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,218,648	$2,326,294
Net realized gain on investments	62,158	43,157
Net change in unrealized appreciation/depreciation of investments	741,075	2,855,051
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,021,881	5,224,502
Distributions to Shareholders:
Distributions from net investment income	(1,219,237)	(2,334,649)
Distributions from net realized gain on investments	(11,593)	(50,471)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,230,830)	(2,385,120)
Share Transactions:
Proceeds from sale of shares	6,223,293	6,965,406
Net asset value of shares issued to shareholders in payment of distributions declared	20,258	28,234
Cost of shares redeemed	(3,149,458)	(6,766,576)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,094,093	227,064
Change in net assets	3,885,144	3,066,446
Net Assets:
Beginning of period	38,324,223	35,257,777
End of period (including undistributed net investment income of $574 and $1,163, respectively)	$42,209,367	$38,324,223
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2017
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $80,412 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	466,956	547,775
Shares issued to shareholders in payment of distributions declared	1,515	2,204
Shares redeemed	(236,467)	(540,700)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	232,004	9,279
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $43,006,747. The net unrealized depreciation of investments for federal tax purposes was $833,550. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $833,550.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2017, the Adviser reimbursed $80,412 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
High Yield Bond Portfolio	6,039,739	784,408	(336,985)	6,487,162	$41,842,197	$1,217,792
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2017, HYCORE represents 99.1% of the Fund's
Semi-Annual Shareholder Report

total portfolio of investments. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$5,025,814
Sales	$2,158,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, the fund had no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,051.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the fund.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2017, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.3%
Health Care	10.2%
Cable Satellite	7.6%
Packaging	6.3%
Media Entertainment	6.0%
Midstream	5.8%
Independent Energy	5.7%
Wireless Communications	4.6%
Gaming	3.7%
Pharmaceuticals	3.6%
Automotive	3.0%
Metals & Mining	2.5%
Other[2]	26.9%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.2%
		Aerospace/Defense—1.1%
$3,750,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$4,087,500
2,950,000		TransDigm, Inc., 5.50%, 10/15/2020	2,997,937
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,137,625
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,631,625
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,657,500
1,075,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,093,813
		TOTAL	23,606,000
		Automotive—3.0%
4,000,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	4,030,000
2,550,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	2,620,125
5,700,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	5,557,500
4,200,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,557,000
1,275,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	1,282,969
4,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	5,067,656
1,250,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,296,875
10,325,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,402,437
2,400,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,442,000
2,600,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	2,697,500
1,000,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,050,000
2,600,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,733,250
1,050,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	1,072,313
825,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	839,438
6,350,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	6,437,312
5,175,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	5,498,437
575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	582,906
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	881,875
2,925,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	3,096,844
		TOTAL	62,146,437
		Banking—0.9%
2,150,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,189,883
7,775,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	8,212,344
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,621,221
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,969,874
		TOTAL	17,993,322
		Building Materials—2.0%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	459,000
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,461,600
2,331,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,409,671
900,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	954,000
2,125,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,295,000
3,150,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,386,250
2,075,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,185,235
1,800,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	1,917,000
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,758,750
2,375,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,579,844
2,500,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,631,050
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$6,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$6,556,500
7,900,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	8,077,750
725,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	747,656
1,625,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,732,656
		TOTAL	42,151,962
		Cable Satellite—7.6%
2,175,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,289,188
5,900,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,549,000
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,270,180
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,721,375
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,750,375
2,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,279,063
1,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,170,125
1,025,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,050,625
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,338,562
1,250,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,278,250
1,825,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,934,500
4,325,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,557,469
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,584,161
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,780,187
1,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,344,688
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,429,375
2,425,000		DISH DBS Corp., 5.00%, 3/15/2023	2,491,688
10,700,000		DISH DBS Corp., 5.875%, 7/15/2022	11,529,250
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,793,456
975,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,157,813
275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	261,250
3,375,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,645,000
8,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,722,437
7,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	6,562,062
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	1,977,469
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,289,375
2,300,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	2,774,375
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	5,016,830
4,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,666,406
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,401,750
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,367,812
2,775,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,879,062
975,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,026,188
2,295,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,386,800
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,700,812
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	8,069,226
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,510,125
1,250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,301,563
2,575,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,739,156
6,525,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,679,969
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,555,437
2,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,661,094
		TOTAL	157,493,528
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—2.2%
$4,500,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	$4,651,875
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,172,750
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,394,187
6,625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,078,437
2,325,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	2,499,375
2,075,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,209,875
1,175,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,266,063
15,100,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	15,666,250
1,550,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,633,313
2,150,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,305,875
		TOTAL	45,878,000
		Construction Machinery—0.4%
1,675,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,750,375
2,400,000		United Rentals, Inc., 4.625%, 7/15/2023	2,500,800
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,153,750
725,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	748,563
575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	614,531
		TOTAL	8,768,019
		Consumer Cyclical Services—1.0%
2,150,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	2,254,812
5,450,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	5,450,000
3,775,000	[1,2]	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	3,855,219
1,775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,828,250
1,775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,948,063
4,250,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,409,375
		TOTAL	19,745,719
		Consumer Products—2.2%
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,134,000
10,025,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	10,162,844
350,000	[1,2]	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	357,875
6,350,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,604,000
7,525,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,797,781
4,300,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	4,617,125
400,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	420,000
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,741,440
1,675,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,802,719
2,658,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,747,707
925,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	980,500
		TOTAL	45,365,991
		Diversified Manufacturing—1.0%
6,950,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	7,280,125
2,075,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,085,375
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,724,531
550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	576,813
		TOTAL	20,666,844
		Finance Companies—1.9%
750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	765,000
8,025,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,207,970
375,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	398,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$850,000		Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	$878,161
3,775,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	4,067,562
1,275,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,319,625
1,200,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,258,884
9,600,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	10,051,200
12,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	13,305,937
		TOTAL	40,252,777
		Food & Beverage—1.6%
8,850,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	6,748,125
50,000		Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	52,000
4,925,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,189,718
3,125,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	3,308,594
3,450,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	3,592,312
925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	957,375
5,350,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,350,000
1,525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,576,469
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	452,094
6,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,463,500
		TOTAL	33,690,187
		Gaming—3.7%
1,025,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,110,844
5,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,227,750
5,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	6,054,750
1,850,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	1,967,938
1,725,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,888,513
675,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	739,125
6,775,000		MGM Mirage, Inc., 7.75%, 3/15/2022	7,969,094
3,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,553,280
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	3,149,250
1,575,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,598,625
5,550,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	5,792,812
2,375,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,425,469
5,800,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	6,046,500
4,700,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,782,250
11,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,842,250
3,080,000	[1,2]	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	3,126,200
3,638,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,792,615
2,275,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	2,223,812
1,450,000	[1,2]	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	1,487,156
		TOTAL	75,778,233
		Health Care—10.2%
2,150,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,234,656
5,525,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	5,911,750
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,072,437
3,125,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,242,188
2,025,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	2,057,906
4,250,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	4,403,425
8,625,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	7,568,438
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,211,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,950,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	$1,982,906
6,025,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	6,213,281
1,925,000		HCA, Inc., 4.50%, 2/15/2027	1,985,156
5,100,000		HCA, Inc., 4.75%, 5/1/2023	5,406,000
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,394,031
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,432,250
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,509,875
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,731,595
5,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	6,201,406
7,275,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	7,838,813
3,450,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,566,438
5,550,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,580,525
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,797,750
2,650,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	2,749,375
1,200,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,242,750
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,471,313
13,400,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	14,321,250
4,325,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	4,627,750
19,575,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	18,792,000
10,650,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,996,125
5,500,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,651,250
5,025,000	[1,2]	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	5,100,375
10,675,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	10,381,437
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	796,313
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,354,000
4,225,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,499,625
1,125,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,147,500
4,625,000	[1,2]	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	4,653,906
2,850,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,910,563
5,575,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,588,938
2,675,000	[1,2]	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	2,671,656
1,251,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	1,257,505
999,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	1,002,746
1,200,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	1,304,760
6,825,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,865,812
		TOTAL	210,728,775
		Independent Energy—5.7%
1,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,424,500
3,650,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	3,558,750
2,250,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,280,938
3,650,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	3,668,250
2,012,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,057,270
1,950,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	1,993,875
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	435,375
1,975,000		Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	2,014,500
6,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,740,250
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,828,750
2,523,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,677,534
2,825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,655,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,375,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	$1,366,406
3,450,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	3,393,937
4,925,000		Continental Resources, Inc., 4.50%, 4/15/2023	4,715,687
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	799,219
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,146,500
1,725,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	1,725,000
2,275,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	2,320,500
3,100,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,107,750
1,225,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,234,188
2,475,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,419,312
2,600,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	2,570,750
2,225,000		Laredo Petroleum, 5.625%, 1/15/2022	2,169,375
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,396,500
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,002,156
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	642,875
5,900,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	4,159,500
950,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	923,875
1,625,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,584,375
3,300,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,217,500
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,224,938
975,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	994,500
875,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	923,125
1,050,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,052,625
1,275,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,290,938
2,250,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,137,500
1,300,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,355,250
2,375,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	2,475,937
800,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	805,000
2,900,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,769,500
1,550,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,522,875
1,200,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,185,000
3,975,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	4,158,844
2,100,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,905,750
1,025,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	981,438
775,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	743,752
6,425,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	6,019,422
875,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	869,531
2,000,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,975,000
800,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	764,000
1,375,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,368,125
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	395,625
1,050,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,144,500
7,375,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	6,803,437
		TOTAL	119,097,509
		Industrial - Other—1.2%
1,100,000		Anixter International, Inc., 5.125%, 10/1/2021	1,177,000
1,050,000		Anixter, Inc., 5.50%, 3/1/2023	1,126,125
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,772,000
6,275,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,494,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$1,750,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	$1,806,875
9,225,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,902,125
		TOTAL	25,278,750
		Insurance - P&C—1.8%
5,250,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,269,688
12,600,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,167,000
5,625,000	[1,2]	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	5,716,406
5,575,000	[1,2]	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	5,644,687
6,425,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	6,553,500
		TOTAL	36,351,281
		Leisure—1.1%
2,050,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	2,144,812
1,375,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	1,454,489
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,627,500
1,000,000	[1,2]	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	1,060,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,675,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	1,704,312
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,772,500
825,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	864,188
2,300,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	2,319,826
6,700,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	6,917,750
		TOTAL	22,865,377
		Lodging—0.3%
2,725,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	2,769,281
1,450,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	1,498,937
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,207,313
		TOTAL	5,475,531
		Media Entertainment—6.0%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,899,750
3,600,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,784,500
2,600,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	2,691,000
7,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,577,750
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,597,500
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,408,750
3,150,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,253,005
1,025,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	1,058,313
5,550,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	6,188,250
6,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,352,500
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	749,469
2,250,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	2,278,125
4,175,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,268,937
300,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	324,375
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,499,312
1,600,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,746,000
6,125,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	6,392,969
4,425,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,651,781
2,675,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,715,125
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	11,154,000
2,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	2,722,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$5,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	$5,786,719
975,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	948,188
6,250,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,414,062
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,812,937
8,425,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	8,867,312
5,750,000	[1,2]	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	5,980,000
4,675,000	[1,2]	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	4,511,375
1,300,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	1,332,500
750,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	771,563
		TOTAL	124,738,942
		Metals & Mining—2.5%
3,975,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	4,193,625
2,675,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,009,375
3,775,000	[1,2]	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	3,675,906
6,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	5,937,250
10,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	9,625,687
1,175,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,217,594
2,700,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,841,750
875,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	871,719
2,975,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	2,941,531
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,647,168
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	887,188
5,075,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,404,875
2,450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,474,500
3,475,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,640,062
2,900,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	3,356,750
		TOTAL	51,724,980
		Midstream—5.8%
3,275,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,406,393
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	637,500
2,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,060,625
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,377,000
7,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	8,188,500
4,100,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	4,212,750
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	577,875
1,650,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	1,693,313
3,800,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 5.875%, 3/31/2025	4,066,000
2,875,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 7.00%, 6/30/2024	3,220,000
8,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	8,892,750
4,175,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,903,625
3,200,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,040,000
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,921,875
2,675,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	2,793,979
4,650,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	4,859,250
3,000,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	3,157,500
2,800,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	3,096,456
1,050,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,168,440
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,200,000
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,268,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,550,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	$3,550,000
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,356,219
3,075,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	3,105,750
1,275,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,313,250
1,625,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	1,679,844
4,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,368,000
2,375,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	2,502,656
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	424,000
3,576,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,660,930
3,450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,596,625
500,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	533,750
4,175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,540,312
5,475,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	5,926,687
2,675,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,761,937
		TOTAL	121,062,416
		Oil Field Services—0.7%
2,400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	2,376,000
4,075,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	4,125,938
3,025,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,601,500
4,100,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	4,110,250
550,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	577,500
1,850,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,591,000
		TOTAL	15,382,188
		Packaging—6.3%
5,825,000		ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	6,232,167
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	1,671,053
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,038,344
3,150,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,315,375
10,375,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	11,386,562
3,775,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	4,180,813
4,325,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,519,625
9,325,000		Berry Plastics Corp., 5.50%, 5/15/2022	9,721,312
5,900,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	6,040,125
11,950,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	12,159,125
9,825,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	10,236,422
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,835,625
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,948,750
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,159,594
3,700,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,160,188
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,654,711
4,100,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,405,819
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,884,375
575,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	614,531
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	3,017,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	5,009,625
12,050,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,652,500
		TOTAL	130,843,641
		Paper—0.4%
1,400,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,386,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—continued
$7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	$7,661,500
		TOTAL	9,047,500
		Pharmaceuticals—3.6%
2,275,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,346,094
4,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,206,362
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	5,801,500
16,050,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,952,812
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,994,937
5,775,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	5,082,000
5,275,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,839,812
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,652,688
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,591,875
2,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,539,877
7,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	6,311,250
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	2,551,500
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	919,844
2,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	2,344,594
8,300,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	7,158,750
		TOTAL	75,293,895
		Refining—0.7%
7,075,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	7,163,438
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,693,750
		TOTAL	13,857,188
		Restaurants—0.9%
10,150,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	10,543,312
925,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, Series 144A, 4.25%, 5/15/2024	921,476
525,000	[1,2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	537,469
2,400,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,508,000
4,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	5,090,375
		TOTAL	19,600,632
		Retailers—1.5%
10,475,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	9,348,938
3,125,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	3,187,500
5,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,637,500
2,350,000	[1,2]	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	2,176,335
7,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	7,356,875
2,975,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	3,060,531
		TOTAL	30,767,679
		Supermarkets—0.5%
5,900,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	5,501,750
4,250,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	4,228,750
		TOTAL	9,730,500
		Technology—10.3%
10,000,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,403,200
900,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	938,250
6,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	6,981,148
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	6,113,250
1,700,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,775,973
1,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,391,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$8,225,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	$9,045,707
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,595,125
1,900,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,990,250
20,800,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	21,684,000
3,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,584,500
2,325,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,448,016
9,825,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	10,488,187
11,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	12,057,750
11,300,000		Infor US, Inc., 6.50%, 5/15/2022	11,752,000
9,275,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,486,655
7,025,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	7,323,562
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,168,570
625,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	650,000
2,675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	2,791,363
1,406,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,613,385
2,100,000		NCR Corp., 6.375%, 12/15/2023	2,257,500
3,350,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,425,375
2,800,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,870,000
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,878,750
3,707,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,776,506
1,750,000		Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	1,872,500
5,350,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,737,875
750,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	813,750
3,000,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	3,420,000
6,800,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,936,000
3,950,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,227,330
3,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	4,059,063
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,825,156
1,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,865,170
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,423,500
8,975,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	10,354,906
3,150,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	3,304,539
4,100,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	4,202,500
2,000,000		Verisign, Inc., 4.625%, 5/1/2023	2,060,000
1,025,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2027	1,041,656
7,575,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	8,062,641
		TOTAL	212,696,858
		Transportation Services—1.1%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,421,438
2,550,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	2,409,750
6,050,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	6,065,125
6,350,000		HDTFS, Inc., 6.25%, 10/15/2022	5,572,125
3,775,000		Hertz Corp., 5.875%, 10/15/2020	3,671,187
1,100,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	907,500
3,000,000	[1,2]	Hertz Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 6/1/2022	3,000,300
		TOTAL	23,047,425
		Utility - Electric—2.2%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,236,500
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	518,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	$2,095,875
6,675,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	7,150,594
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,907,750
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,820,250
6,200,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,238,750
2,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,964,000
5,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	5,852,000
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,855,562
		TOTAL	44,640,031
		Wireless Communications—4.6%
1,900,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	2,018,750
7,225,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,974,594
7,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	7,415,335
2,700,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,828,250
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,637,500
7,875,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	8,573,906
8,675,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,664,557
8,700,000		Sprint Corp., 7.125%, 6/15/2024	9,700,500
8,075,000		Sprint Corp., 7.875%, 9/15/2023	9,306,437
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,288,188
2,825,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,107,500
2,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,054,688
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,322,353
6,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	6,367,625
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,343,750
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,724,011
3,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,766,031
4,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,363,875
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	2,101,875
		TOTAL	95,559,725
		Wireline Communications—0.2%
3,250,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	3,428,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $ 1,939,753,052)	1,994,756,592
		INVESTMENT COMPANY—3.1%
63,170,979	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[8] (IDENTIFIED COST $63,189,822)	63,183,613
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,002,942,874)[9]	2,057,940,205
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	$15,381,073
		TOTAL NET ASSETS—100%	$2,073,321,278
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $1,199,020,104, which represented 57.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $1,199,020,104, which represented 57.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,004,110,114.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,994,756,592	$0	$1,994,756,592
Investment Company	63,183,613	—	—	63,183,613
TOTAL SECURITIES	$63,183,613	$1,994,756,592	$0	$2,057,940,205
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.32	$5.82	$6.34	$6.62	$6.68	$6.35
Income From Investment Operations:
Net investment income	0.20	0.40	0.41	0.43[1]	0.47[1]	0.53[1]
Net realized and unrealized gain (loss) on investments	0.12	0.50	(0.51)	(0.19)	0.04	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.90	(0.10)	0.24	0.51	0.94
Less Distributions:
Distributions from net investment income	(0.19)	(0.40)	(0.41)	(0.45)	(0.50)	(0.58)
Distributions from net realized gain on investments	—	—	(0.01)	(0.07)	(0.07)	(0.03)
TOTAL DISTRIBUTIONS	(0.19)	(0.40)	(0.42)	(0.52)	(0.57)	(0.61)
Net Asset Value, End of Period	$6.45	$6.32	$5.82	$6.34	$6.62	$6.68
Total Return[2]	5.19%	15.90%	(1.81)%	3.53%	7.80%	15.44%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.02%	0.02%	0.01%	0.00%[4]	0.00%[4]
Net investment income	6.20%[3]	6.47%	6.37%	6.50%	7.08%	8.04%
Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	—%	0.01%	0.02%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,073,321	$2,121,645	$2,379,520	$2,691,244	$2,425,364	$2,340,516
Portfolio turnover	14%	25%	33%	29%	30%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser reimbursed all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $63,183,613 of investment in an affiliated holding (Note 5) (identified cost $2,002,942,874)		$2,057,940,205
Income receivable		32,127,176
Receivable for investments sold		3,631,807
TOTAL ASSETS		2,093,699,188
Liabilities:
Payable for investments purchased	$10,854,227
Bank overdraft	6,038
Income distribution payable	9,351,020
Payable for Directors'/Trustees' fees (Note 5)	173
Accrued expenses (Note 5)	166,452
TOTAL LIABILITIES		20,377,910
Net assets for 321,252,860 shares outstanding		$2,073,321,278
Net Assets Consist of:
Paid-in capital		$2,086,565,057
Net unrealized appreciation of investments		54,997,331
Accumulated net realized loss on investments		(69,255,694)
Undistributed net investment income		1,014,584
TOTAL NET ASSETS		$2,073,321,278
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,073,321,278 ÷ 321,252,860 shares outstanding, no par value, unlimited shares authorized		$6.45
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest		$64,031,579
Dividends received from an affiliated holding (Note 5)		222,132
TOTAL INCOME		64,253,711
Expenses:
Custodian fees	$37,354
Transfer agent fee	78,351
Directors'/Trustees' fees (Note 5)	10,158
Auditing fees	17,257
Legal fees	3,407
Portfolio accounting fees	107,842
Share registration costs	49
Printing and postage	7,959
Insurance fees	3,446
Miscellaneous (Note 5)	12,727
TOTAL EXPENSES	278,550
Reimbursement of other operating expenses (Note 2)	(9,234)
Net expenses		269,316
Net investment income		63,984,395
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $11,485 on sales of investments in affiliated holding (Note 5))		7,925,027
Net change in unrealized appreciation of investments		36,365,950
Net realized and unrealized gain on investments		44,290,977
Change in net assets resulting from operations		$108,275,372
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,984,395	$143,819,409
Net realized gain (loss) on investments	7,925,027	(56,661,101)
Net change in unrealized appreciation/depreciation of investments	36,365,950	240,045,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	108,275,372	327,203,628
Distributions to Shareholders:
Distributions from net investment income	(63,256,838)	(146,013,790)
Share Transactions:
Proceeds from sale of shares	69,774,246	58,588,924
Net asset value of shares issued to shareholders in payment of distributions declared	5,656,212	14,201,986
Cost of shares redeemed	(168,772,555)	(511,855,888)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(93,342,097)	(439,064,978)
Change in net assets	(48,323,563)	(257,875,140)
Net Assets:
Beginning of period	2,121,644,841	2,379,519,981
End of period (including undistributed net investment income of $1,014,584 and $287,027, respectively)	$2,073,321,278	$2,121,644,841
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $9,234 is disclosed in this Note 2. For the six months ended June 30, 2017, the portfolio accountant reimbursed $9,234 of their fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	10,917,002	9,480,240
Shares issued to shareholders in payment of distributions declared	880,413	2,329,849
Shares redeemed	(26,398,174)	(84,799,397)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(14,600,759)	(72,989,308)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $2,004,110,114. The net unrealized appreciation of investments for federal tax purposes was $53,830,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $85,032,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,201,919.
At December 31, 2016, the Fund had a capital loss carryforward of $74,565,531 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$74,565,531	$74,565,531
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2017, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $668,063.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	31,814,396	268,329,984	(236,973,401)	63,170,979	$63,183,613	$222,132
Affiliated Shares of Beneficial Interest
As of June 30, 2017, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$286,708,051
Sales	$404,084,165
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,051.90	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated High-Yield Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investments accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	79.8%
Asset Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	4.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.0%
U.S. Treasury	1.1%
Cash Equivalents[3]	11.5%
Other Assets and Liabilities–Net[4]	(8.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANY—100.0%
9,024,947	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $89,193,268)	$88,715,227
		REPURCHASE AGREEMENT—0.3%
$267,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (IDENTIFIED COST $267,000)	267,000
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $89,460,268)[2]	88,982,227
		OTHER ASSETS AND LIABILITIES-NET—(0.3)%[3]	(259,850)
		TOTAL NET ASSETS—100%	$88,722,377
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2017, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $88,715,227 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
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2

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.91	$9.95	$10.07	$9.81	$10.31	$10.31
Income From Investment Operations:
Net investment income	0.14	0.27	0.29	0.31	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.02	(0.04)	(0.12)	0.26	(0.50)	(0.00)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.23	0.17	0.57	(0.21)	0.32
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.29)	(0.31)	(0.29)	(0.32)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[1]
Net Asset Value, End of Period	$9.93	$9.91	$9.95	$10.07	$9.81	$10.31
Total Return[2]	1.60%	2.30%	1.67%	5.85%	(2.09)%	3.14%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.81%[3]	2.67%	2.86%	3.07%	2.86%	3.06%
Expense waiver/reimbursement[5]	0.25%[3]	0.26%	0.27%	0.33%	0.33%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,722	$83,685	$78,397	$68,304	$51,429	$52,770
Portfolio turnover	5%	9%	20%	16%	37%	10%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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3

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $88,715,227 of investment in an affiliated holding (Note 5)(identified cost $89,460,268)		$88,982,227
Cash		240
Income receivable from an affiliated holding (Note 5)		205,585
Receivable for shares sold		22,449
TOTAL ASSETS		89,210,501
Liabilities:
Payable for investments purchased	$205,577
Payable for shares redeemed	44,586
Income distribution payable	202,560
Payable to adviser (Note 5)	1,744
Payable for administrative fees (Note 5)	192
Payable for portfolio accounting fees	14,172
Accrued expenses (Note 5)	19,293
TOTAL LIABILITIES		488,124
Net assets for 8,930,801 shares outstanding		$88,722,377
Net Assets Consist of:
Paid-in capital		$90,625,474
Net unrealized depreciation of investments		(478,041)
Accumulated net realized loss on investments		(1,426,930)
Undistributed net investment income		1,874
TOTAL NET ASSETS		$88,722,377
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$88,722,377 ÷ 8,930,801 shares outstanding, no par value, unlimited shares authorized		$9.93
See Notes which are an integral part of the Financial Statements
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4

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)		$1,200,672
Interest		896
TOTAL INCOME		1,201,568
Expenses:
Administrative fee (Note 5)	$33,642
Custodian fees	3,270
Transfer agent fee	4,207
Directors'/Trustees' fees (Note 5)	1,004
Auditing fees	13,290
Legal fees	3,404
Portfolio accounting fees	21,438
Share registration costs	9,722
Printing and postage	8,123
Commitment fee (Note 7)	6,029
Miscellaneous (Note 5)	4,917
TOTAL EXPENSES	109,046
Reimbursement of other operating expenses (Notes 5)	(109,046)
Net expenses		—
Net investment income		1,201,568
Realized and Unrealized Loss on Investments:
Net realized loss on investments in an affiliated holding (Note 5)		(85,069)
Net change in unrealized depreciation of investments		264,796
Net realized and unrealized gain on investments		179,727
Change in net assets resulting from operations		$1,381,295
See Notes which are an integral part of the Financial Statements
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5

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,201,568	$2,176,300
Net realized loss on investments	(85,069)	(83,902)
Net change in unrealized appreciation/depreciation of investments	264,796	(323,338)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,381,295	1,769,060
Distributions to Shareholders:
Distributions from net investment income	(1,201,267)	(2,175,973)
Share Transactions:
Proceeds from sale of shares	11,301,034	14,019,047
Net asset value of shares issued to shareholders in payment of distributions declared	16,583	21,247
Cost of shares redeemed	(6,460,695)	(8,345,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,856,922	5,695,210
Change in net assets	5,036,950	5,288,297
Net Assets:
Beginning of period	83,685,427	78,397,130
End of period (including undistributed net investment income of $1,874 and $1,573, respectively)	$88,722,377	$83,685,427
See Notes which are an integral part of the Financial Statements
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6

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Semi-Annual Shareholder Report
7

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $109,046 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	1,138,987	1,390,838
Shares issued to shareholders in payment of distributions declared	1,671	2,107
Shares redeemed	(650,947)	(827,967)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	489,711	564,978
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $89,460,268. The net unrealized depreciation of investments for federal tax purposes was $478,041. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $478,041.
At December 31, 2016, the Fund had a capital loss carryforward of $71,156 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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8

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$71,156	$71,156
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2017, the Adviser reimbursed $109,046 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Mortgage Core Portfolio	8,512,317	914,140	(401,510)	9,024,947	$88,715,227	$1,200,672
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.8% of its net assets at June 30, 2017. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$8,974,672
Sales	$3,945,000
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report
11

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	79.8%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	4.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.0%
U.S. Treasury	1.1%
Cash Equivalents[2]	11.2%
Other Assets and Liabilities—Net[3]	(7.7)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
12

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—7.9%
		Auto Receivables—5.5%
$12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$13,087,543
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,735,340
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,457,105
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,465,246
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,227,137
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,368,994
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,852,874
		TOTAL	103,194,239
		Other—2.3%
6,250,412	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	6,337,522
9,617,993	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	9,710,707
6,584,210	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	6,639,551
20,350,000	[1,2]	Sofi Consumer Loan Program Trust 2017-4, Class A, 2.500%, 5/26/2026	20,365,443
		TOTAL	43,053,223
		Student Loans—0.1%
2,632,373	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	2,662,025
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $147,397,005)	148,909,487
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Agency Commercial Mortgage-Backed Securities—3.0%
8,696,871		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,859,056
22,332,808		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	22,859,478
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,153,765
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,888,186)	55,872,299
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.7%
		Non-Agency Mortgage-Backed Securities—4.7%
1,180,260		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,166,058
633,990		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	498,242
4,236,258	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	4,321,602
9,624,266	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	9,818,831
695,922		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.640%, 8/25/2035	671,936
1,753,927		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,771,615
10,643,367		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	10,096,173
10,016,365		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	9,411,301
19,059,277		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	17,966,438
13,263,741		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	13,150,587
4,086,731	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	4,196,051
14,938,058	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	15,240,591
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $90,757,962)	88,309,425
		MORTGAGE-BACKED SECURITIES—79.8%
		Federal Home Loan Mortgage Corporation—32.3%
32,784,040		2.500%, 1/1/2031	33,030,222
219,499,120	[3]	3.000%, 7/1/2031 - 7/1/2047	220,231,400
185,648,356	[3]	3.500%, 6/1/2026 - 7/1/2047	191,047,482
85,611,209	[3]	4.000%, 2/1/2020 - 7/1/2047	90,142,271
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$31,382,057	4.500%, 6/1/2019 - 7/1/2041	$33,703,045
22,427,236	5.000%, 7/1/2019 - 5/1/2041	24,448,508
8,150,196	5.500%, 3/1/2021 - 5/1/2040	8,986,553
907,279	6.000%, 7/1/2029 - 9/1/2037	1,029,259
1,478,645	6.500%, 3/1/2022 - 4/1/2038	1,696,715
433,881	7.000%, 10/1/2020 - 9/1/2037	506,266
125,060	7.500%, 8/1/2029 - 5/1/2031	146,548
181,665	8.000%, 3/1/2030 - 3/1/2031	218,018
4,854	8.500%, 9/1/2025	5,628
	TOTAL	605,191,915
	Federal National Mortgage Association—32.6%
43,799,447	2.500%, 7/1/2031 - 1/1/2032	44,085,042
61,596,090	3.000%, 10/1/2027 - 1/1/2047	62,184,235
234,542,185	3.500%, 11/1/2025 - 2/1/2047	242,376,840
154,522,336	4.000%, 12/1/2025 - 5/1/2046	163,665,418
56,513,745	4.500%, 12/1/2019 - 6/1/2044	60,899,284
12,747,507	5.000%, 5/1/2023 - 10/1/2041	13,895,884
10,606,227	5.500%, 12/1/2017 - 4/1/2041	11,815,783
7,012,092	6.000%, 1/1/2029 - 2/1/2039	7,974,217
1,789,476	6.500%, 4/1/2019 - 10/1/2038	2,064,893
1,687,048	7.000%, 7/1/2023 - 6/1/2037	1,966,052
176,462	7.500%, 1/1/2030 - 6/1/2033	208,228
22,741	8.000%, 7/1/2023 - 3/1/2030	26,334
1,006	9.000%, 11/1/2021 - 6/1/2025	1,166
	TOTAL	611,163,376
	Government National Mortgage Association—14.9%
74,757,203	3.000%, 11/20/2045 - 12/20/2046	75,584,016
114,221,903	3.500%, 12/15/2040 - 6/20/2046	118,472,388
40,332,549	4.000%, 9/15/2040 - 12/20/2046	42,706,675
20,683,322	4.500%, 1/15/2039 - 11/15/2043	22,274,901
14,572,729	5.000%, 1/15/2039 - 7/15/2040	16,069,209
1,913,036	5.500%, 12/15/2038 - 2/15/2039	2,148,501
758,492	6.000%, 10/15/2028 - 6/15/2037	864,317
204,817	6.500%, 10/15/2028 - 2/15/2032	237,055
397,974	7.000%, 11/15/2027 - 12/15/2031	464,234
158,326	7.500%, 7/15/2029 - 1/15/2031	187,667
148,262	8.000%, 1/15/2022 - 11/15/2030	177,601
4,841	8.500%, 5/15/2029	5,855
801	9.500%, 10/15/2020	875
	TOTAL	279,193,294
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,481,950,457)	1,495,548,585
	U.S. TREASURY—1.1%
17,500,000	1.500%, 8/15/2026	16,375,544
5,000,000	1.875%, 3/31/2022	5,002,442
	TOTAL	21,377,986
	TOTAL U.S. TREASURY (IDENTIFIED COST $21,459,532)	21,377,986
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	INVESTMENT COMPANY—11.2%
210,449,597	Federated Government Obligations Fund, Premier Shares, 0.85%[4] (IDENTIFIED COST $210,449,597)	$210,449,597
	TOTAL INVESTMENTS—107.7% (IDENTIFIED COST $2,007,902,739)[5]	2,020,467,379
	OTHER ASSETS AND LIABILITIES - NET—(7.7)%[6]	(144,841,759)
	TOTAL NET ASSETS—100%	$1,875,625,620
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $79,292,323, which represented 4.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $79,292,323, which represented 4.2% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,004,799,264.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$148,909,487	$—	$148,909,487
Commercial Mortgage-Backed Securities	—	55,872,299	—	55,872,299
Collateralized Mortgage Obligations	—	88,309,425	—	88,309,425
Mortgage-Backed Securities	—	1,495,548,585	—	1,495,548,585
U.S. Treasury	—	21,377,986	—	21,377,986
Investment Company	210,449,597	—	—	210,449,597
TOTAL SECURITIES	$210,449,597	$1,810,017,782	$—	$2,020,467,379
The following acronym is used throughout this portfolio:
REMIC—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.81	$9.85	$9.97	$9.71	$10.20	$10.20
Income From Investment Operations:
Net investment income	0.13	0.23[1]	0.23[1]	0.27[1]	0.24[1]	0.26[1]
Net realized and unrealized gain (loss) on investments and future contracts	0.03	(0.00)[2]	(0.07)	0.29	(0.45)	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.23	0.16	0.56	(0.21)	0.32
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.30)	(0.28)	(0.32)
Net Asset Value, End of Period	$9.83	$9.81	$9.85	$9.97	$9.71	$10.20
Total Return[3]	1.61%	2.30%	1.66%	5.89%	(2.04)%	3.14%
Ratios to Average Net Assets:
Net expenses	0.03%[4]	0.03%	0.03%	0.02%	0.00%[5]	0.00%[5]
Net investment income	2.72%[4]	2.34%	2.31%	2.74%	2.41%	2.59%
Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%	0.01%	0.03%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,875,626	$2,147,397	$1,900,395	$1,864,143	$1,399,693	$2,480,305
Portfolio turnover	57%	258%	307%	179%	200%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%	42%	46%	40%	67%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $210,449,597 of investment in an affiliated holding (Note 5) (identified cost $2,007,902,739)		$2,020,467,379
Restricted cash (Note 2)		315,000
Income receivable		4,886,024
TOTAL ASSETS		2,025,668,403
Liabilities:
Payable for investments purchased	$145,829,692
Bank overdraft	38,262
Income distribution payable	3,989,311
Payable for Directors'/Trustees' fees (Note 5)	173
Accrued expenses (Note 5)	185,345
TOTAL LIABILITIES		150,042,783
Net assets for 190,784,019 shares outstanding		$1,875,625,620
Net Assets Consist of:
Paid-in capital		$1,903,041,257
Net unrealized appreciation of investments		12,564,640
Accumulated net realized loss on investments		(39,613,841)
Distributions in excess of net investment income		(366,436)
TOTAL NET ASSETS		$1,875,625,620
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,875,625,620 ÷ 190,784,019 shares outstanding, no par value, unlimited shares authorized		$9.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest		$27,202,175
Dividends received from an affiliated holding (Note 5)		468,980
TOTAL INCOME		27,671,155
Expenses:
Custodian fees	$45,265
Transfer agent fee	78,076
Directors'/Trustees' fees (Note 5)	10,221
Auditing fees	15,274
Legal fees	3,379
Portfolio accounting fees	117,197
Share registration costs	148
Printing and postage	7,688
Miscellaneous (Note 5)	14,333
TOTAL EXPENSES	291,581
Reimbursement of other operating expenses (Note 2)	(4,814)
Net expenses	286,767
Net investment income		27,384,388
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(551,760)
Net change in unrealized appreciation of investments		6,463,006
Net realized and unrealized gain on investments		5,911,246
Change in net assets resulting from operations		$33,295,634
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,384,388	$49,696,048
Net realized gain (loss) on investments and futures contracts	(551,760)	4,602,512
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,463,006	(6,440,447)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,295,634	47,858,113
Distributions to Shareholders:
Distributions from net investment income	(28,234,413)	(56,860,660)
Share Transactions:
Proceeds from sale of shares	137,140,250	753,528,450
Net asset value of shares issued to shareholders in payment of distributions declared	2,424,376	5,153,184
Cost of shares redeemed	(416,397,468)	(502,677,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(276,832,842)	256,004,507
Change in net assets	(271,771,621)	247,001,960
Net Assets:
Beginning of period	2,147,397,241	1,900,395,281
End of period (including undistributed (distributions in excess of) net investment income of $(366,436) and $483,589, respectively)	$1,875,625,620	$2,147,397,241
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Semi-Annual Shareholder Report
20

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. For the six months ended June 30, 2017, the portfolio accountant reimbursed $4,814 of their fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2017, the Fund had no outstanding futures contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	13,997,969	75,595,853
Shares issued to shareholders in payment of distributions declared	246,757	516,123
Shares redeemed	(42,389,819)	(50,184,154)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(28,145,093)	25,927,822
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $2,004,799,264. The net unrealized appreciation of investments for federal tax purposes was $15,668,115. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,695,359 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,027,244.
At December 31, 2016, the Fund had a capital loss carryforward of $40,164,164 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$27,350,897	$1,535,659	$28,886,556
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	107,203,788	522,762,546	(419,516,737)	210,449,597	$210,449,597	$468,980
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Affiliated Shares of Beneficial Interest
As of June 30, 2017, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$20,346,317
Sales	$210,283,584
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.10	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Mortgage Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense
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structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017